Derivative Liability (Details Textual) - USD ($)	3 Months Ended			12 Months Ended
	Sep. 30, 2017	Sep. 30, 2015	Mar. 31, 2013	Jun. 30, 2018	Jun. 30, 2017
Derivative Liability (Textual)
Exercised price				$ 1,000
Net proceeds from the exercise of warrants				$ 312,500	$ 545,026
2013 Investor Warrants [Member]
Derivative Liability (Textual)
Number of warrants exercised			328,125
Purchase price			$ 32.00
Gross proceeds from exercise of warrants			$ 1,050,000,000
Reverse acquisition, description			Each unit consisted of one share of common stock and one five-year warrant (the "2013 Investor Warrants") to purchase one share of common stock at an initial exercise price of $32.00.
Exercised price			$ 0.04
Derivative warrant conditions, description			(i) the Company's common stock has traded for twenty (20) consecutive trading days with a closing price of at least $64.00 per share with an average trading volume of 50,000 shares per day, and (ii) the underlying shares of common stock are registered for resale.
2013 Investor Warrants [Member] | Maximum [Member]
Derivative Liability (Textual)
Warrants, exercise price reduced	$ 31.40	$ 32.00
2013 Investor Warrants [Member] | Minimum [Member]
Derivative Liability (Textual)
Warrants, exercise price reduced	$ 26.80	$ 31.40
2015 Agent Warrants [Member]
Derivative Liability (Textual)
Number of warrants exercised					68
Cashless warrant exercised					100
Gross proceeds from exercise of warrants					$ 2,040
Exercised price				$ 3.00
Number of warrants issued				2,348
Reclassification of derivative liability upon the exchange of investor warrants					$ 9,935
Warrants expiration date				Jul. 15, 2020
Common stock shares issued on cashless exercise of warrants					59
Derivative liability				$ 29,594
2013 Investor Warrant exercises [Member]
Derivative Liability (Textual)
Number of warrants exercised					6,010
Exercised price					$ 31.40
Net proceeds from the exercise of warrants					$ 204,659
Reclassification of derivative liability upon the exchange of investor warrants					$ 238,474
2013 Investor Warrant amendments [Member]
Derivative Liability (Textual)
Number of warrants issued					1,594
Reclassification of derivative liability upon the exchange of investor warrants					$ 53,006